Financial Instrument, Risk Management and Fair Value Measurements, Derivatives Fair Value Balance Sheet Presentation (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair value and balance sheet presentation of derivative instruments
Derivative Assets	$ 6.1	$ 17.1
Derivative Liabilities	(8.3)	(23.0)
Derivative Amounts Netted on the statement of financial position	0	0
Derivative Asset, Fair Value, Net Asset	1.7	12.4
Derivative Liability, Fair Value, Net Liability	(3.9)	(18.3)
Derivative, Fair Value, Net	(2.2)	(5.9)
Derivative Financial Instruments, Assets [Member]
Fair value and balance sheet presentation of derivative instruments
Derivative Amounts Netted on the statement of financial position	4.4	4.7
Derivative Financial Instruments, Liabilities [Member]
Fair value and balance sheet presentation of derivative instruments
Derivative Amounts Netted on the statement of financial position	4.4	4.7
Foreign Exchange Contracts [Member] | Prepaid and Other Current Assets [Member]
Fair value and balance sheet presentation of derivative instruments
Derivative Assets	5.7	16.6
Derivative Amounts Netted on the statement of financial position	4.2	4.7
Derivative Asset, Fair Value, Net Asset	1.5	11.9
Foreign Exchange Contracts [Member] | Accured and Other Liabilities [Member]
Fair value and balance sheet presentation of derivative instruments
Derivative Liabilities	(6.6)	(15.0)
Derivative Amounts Netted on the statement of financial position	(4.2)	(4.7)
Derivative Liability, Fair Value, Net Liability	(2.4)	(10.3)
Energy Contracts [Member] | Prepaid and Other Current Assets [Member]
Fair value and balance sheet presentation of derivative instruments
Derivative Assets	0.2	0.5
Derivative Amounts Netted on the statement of financial position	0.2	0
Derivative Asset, Fair Value, Net Asset	0	0.5
Energy Contracts [Member] | Accured and Other Liabilities [Member]
Fair value and balance sheet presentation of derivative instruments
Derivative Liabilities	(1.7)	(8.0)
Derivative Amounts Netted on the statement of financial position	(0.2)	0
Derivative Liability, Fair Value, Net Liability	(1.5)	(8.0)
Other Contract [Member] | Prepaid and Other Current Assets [Member]
Fair value and balance sheet presentation of derivative instruments
Derivative Assets	0.2	0
Derivative Amounts Netted on the statement of financial position	0	0
Derivative Asset, Fair Value, Net Asset	0.2	0
Derivatives Not Designated as Hedging Instruments [Member]
Fair value and balance sheet presentation of derivative instruments
Derivative Assets	0	3.6
Derivative Liabilities	(1.9)	(0.1)
Derivative, Fair Value, Net	(1.9)	3.5
Derivatives Not Designated as Hedging Instruments [Member] | Foreign Exchange Contracts [Member] | Prepaid and Other Current Assets [Member]
Fair value and balance sheet presentation of derivative instruments
Derivative Assets	0	3.6
Derivatives Not Designated as Hedging Instruments [Member] | Foreign Exchange Contracts [Member] | Accured and Other Liabilities [Member]
Fair value and balance sheet presentation of derivative instruments
Derivative Liabilities	(1.9)	(0.1)
Derivatives Not Designated as Hedging Instruments [Member] | Energy Contracts [Member] | Prepaid and Other Current Assets [Member]
Fair value and balance sheet presentation of derivative instruments
Derivative Assets	0	0
Derivatives Not Designated as Hedging Instruments [Member] | Energy Contracts [Member] | Accured and Other Liabilities [Member]
Fair value and balance sheet presentation of derivative instruments
Derivative Liabilities	0	0
Derivatives Not Designated as Hedging Instruments [Member] | Other Contract [Member] | Prepaid and Other Current Assets [Member]
Fair value and balance sheet presentation of derivative instruments
Derivative Assets	0	0
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedging [Member]
Fair value and balance sheet presentation of derivative instruments
Derivative Assets	6.1	13.5
Derivative Liabilities	(6.4)	(22.9)
Derivative, Fair Value, Net	(0.3)	(9.4)
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedging [Member] | Foreign Exchange Contracts [Member] | Prepaid and Other Current Assets [Member]
Fair value and balance sheet presentation of derivative instruments
Derivative Assets	5.7	13.0
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedging [Member] | Foreign Exchange Contracts [Member] | Accured and Other Liabilities [Member]
Fair value and balance sheet presentation of derivative instruments
Derivative Liabilities	(4.7)	(14.9)
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedging [Member] | Energy Contracts [Member] | Prepaid and Other Current Assets [Member]
Fair value and balance sheet presentation of derivative instruments
Derivative Assets	0.2	0.5
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedging [Member] | Energy Contracts [Member] | Accured and Other Liabilities [Member]
Fair value and balance sheet presentation of derivative instruments
Derivative Liabilities	(1.7)	(8.0)
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedging [Member] | Other Contract [Member] | Prepaid and Other Current Assets [Member]
Fair value and balance sheet presentation of derivative instruments
Derivative Assets	$ 0.2	$ 0